Investment in Equity-Accounted Associate - Schedule of EV Resources GmbH Contingent Liabilities, Capital Commitments (Details) - EV Resources GmbH [Member] - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of EV Resources GmbH Contingent Liabilities, Capital Commitments [Line Items]
Revenue and other income
Depreciation
Loss before tax	34,145	(11,315)
Income tax expense
Loss for the year	34,145	(11,315)
Total comprehensive (loss) for the year
Group’s share of (loss) for the year	$ 6,829	$ (2,263)